SUMMARY PROSPECTUS November 30, 2016

AB Multi-Manager Select 2035 Fund

Ticker: Class A–TDMAX; Class C–TDMCX; Advisor Class–TDMYX; Class R–TDRMX; Class K–TDMKX; Class I–TDIMX; Class Z–TDMZX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated November 30, 2016, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@ABglobal.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

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INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 73 of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 105 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class R, K, I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.15%	.15%	.15%	.15%	.15%	.15%	.15%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None	None
Other Expenses
Transfer Agent	.16%	.13%	.10%	.16%	.13%	.06%	.02%
Other Expenses	.57%	.72%	.74%	.65%	.64%	.70%	.99%

Total Other Expenses	.73%	.85%	.84%	.81%	.77%	.76%	1.01%

Acquired Fund Fees and Expenses (Underlying Funds)	.62%	.62%	.62%	.62%	.62%	.62%	.62%

Total Annual Fund Operating Expenses	1.75%	2.62%	1.61%	2.08%	1.79%	1.53%	1.78%

Fee Waiver and/or Expense Reimbursement(c)	(.65)%	(.77)%	(.76)%	(.73)%	(.69)%	(.68)%	(.93)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.85%	.85%	1.35%	1.10%	.85%	.85%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year.

(c)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through November 30, 2017 to the extent necessary to prevent the Fund’s operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .48%, 1.23%, .23%, .73%, .48%, ..23% and .23% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. The expense limitation agreement may not be terminated by the Adviser before November 30, 2017 and may be extended for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$532	$288	*	$87	$137	$112	$87	$87
After 3 Years	$892	$741		$434	$581	$496	$417	$470
After 5 Years	$1,275	$1,321		$804	$1,051	$905	$770	$877
After 10 Years	$2,348	$2,897		$1,847	$2,352	$2,048	$1,766	$2,018

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover

The Fund (or an Underlying Fund) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate (which does not reflect purchases and sales of securities by the Underlying Funds) was 74% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Fund focuses its investments while minimizing short term risks on a combination of AB Mutual Funds and mutual funds and exchange-traded funds, or ETFs, managed by unaffiliated third parties (“Underlying Funds”) representing a variety of asset classes and investment styles. The Fund invests in the Underlying Funds in accordance with its target asset mix. In order to implement the Fund’s investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund. The Adviser has directed Morningstar to typically select Underlying Funds so that a target of 33% but no more than 40% of the Fund’s portfolio is invested in AB Mutual Funds.

The Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). The Fund’s asset mix will become more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately fifteen years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described below. This strategy reflects the objective of pursuing the maximum amount of total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After the retirement date of the Fund, the Fund’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income and seeks to minimize the likelihood that an investor in the Fund experiences a significant loss of capital at a more advanced age.

The Fund allocates its investments in Underlying Funds that invest in the following asset classes: equities, equity diversifiers, inflation sensitive instruments, fixed-income diversifiers and fixed-income securities (including high yield bonds or “junk bonds”). For these purposes, inflation sensitive instruments include funds focused on real estate securities, commodities and inflation-indexed securities, fixed-income diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds, and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Fund may also invest directly in investments in each asset class. Each Underlying Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Fund’s portfolio from a decline in value.

The Fund’s current target asset mix (based on the Fund’s distance from its retirement date) is approximately 72% equities, 12% fixed-income securities, 8% inflation sensitive instruments, 7% equity diversifiers and 1% fixed-income diversifiers. The Fund’s investments in fixed-income and equity asset classes may include Underlying Funds investing in U.S. and non-U.S. securities. The Adviser will cause the relative weightings of the Fund’s asset classes to vary from the target asset mix in light of market conditions and forecasts, but usually by not more than plus/minus 10%. Appreciation and/or depreciation of the Underlying Funds representing various asset classes may cause the relative weightings to vary by more than 10%, and during adverse market conditions the Adviser may cause the relative weightings to be more than 10% more conservative than the typical asset mix for that point in time.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation process (“DAA”). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Fund primarily by adjusting Underlying Fund investments.

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying Funds that emphasize investments in equities to one that is comprised of a mixture of Underlying Funds that invest in fixed-income securities (including short-duration bonds) and equities.

PRINCIPAL RISKS

The value of your investment in the Fund will change with changes in the values of the Fund’s investments in the Underlying Funds. There is no assurance that the Fund will provide an investor with adequate income at or through retirement.

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Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

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Allocation Risk: The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

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Interest Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in Underlying Funds that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk of rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

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Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Funds in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

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High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

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Inflation Risk: This is the risk that the value of assets or income from the Fund’s investments in the Underlying Funds will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Fund’s assets can decline as can the value of that Underlying Fund’s distributions.

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Foreign (Non-U.S.) Risk: Investments in non-U.S. issuers by Underlying Funds may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Funds tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

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Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

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Leverage Risk: Borrowing money or other leverage may make an Underlying Fund’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Fund may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

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Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

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Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies.

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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that their techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year for one year and over the life of the Fund; and

•	how the Fund’s average annual returns for one year and over the life of the Fund compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.ABfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2016, the year-to-date unannualized return for Class A shares was 6.78%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 3.70%, 4th quarter, 2015; and Worst Quarter was down -6.57%, 3rd quarter, 2015.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2015)

		1 Year	Since Inception*
Class A**	Return Before Taxes	-4.95%	-2.07%
	Return After Taxes on Distributions	-5.39%	-3.25%
	Return After Taxes on Distributions and Sale of Fund Shares	-2.63%	-2.01%
Class C	Return Before Taxes	-2.50%	1.22%
Advisor Class	Return Before Taxes	-0.45%	2.32%
Class R	Return Before Taxes	-1.07%	1.73%
Class K	Return Before Taxes	-0.70%	2.01%
Class I	Return Before Taxes	-0.43%	2.28%
Class Z	Return Before Taxes	-0.45%	2.27%
S&P Target Date To 2035 Index (reflects no deduction for fees, expenses, or taxes)		-0.35%	2.35%

*	Inception date: 12/15/2014.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund. The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order received from the Securities and Exchange Commission. The exemptive order permits the Adviser, subject to the supervision and approval by the Board of Directors of the Fund, to enter into sub-advisory agreements with sub-advisers, and to materially amend or terminate those agreements, in each case without seeking the approval of the Fund’s shareholders. The sub-advisers will not be affiliated with the Adviser. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive relief.

The Adviser has retained Morningstar as sub-adviser to select Underlying Funds within each asset class.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since 2014	Senior Vice President of the Adviser

Christopher H. Nikolich	Since 2014	Senior Vice President of the Adviser

Vadim Zlotnikov	Since 2014	Senior Vice President of the Adviser

The following table lists the Morningstar personnel who are primarily responsible for selecting Underlying Funds within each asset class for investment by the Fund:

Employee	Length of Service	Title
Brian Huckstep	Since 2014	Portfolio Manager for the registered investment adviser subsidiaries of Morningstar, Inc.

John McLaughlin	Since 2015	Senior Investment Consultant for the registered investment adviser subsidiaries of Morningstar, Inc.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None
Class A, Class R, Class K, Class I and Class Z Shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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